EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Earnings per share [abstract]
Net earnings (loss) - basic and diluted	$ 607,183	$ (225,282)
Basic earnings (loss) per share:
Basic weighted average number of common shares outstanding (in shares)	197,014,000	198,361,000
Basic earnings per share (in dollars per share)	$ 3.08	$ (1.14)
Diluted earnings (loss) per share:
Basic weighted average number of common shares outstanding (in shares)	197,014,000	198,361,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	581,000	0
Diluted weighted average number of common shares outstanding (in shares)	197,595,000	198,361,000
Diluted earnings per share (in dollars per share)	$ 3.07	$ (1.14)